Related Party Transactions (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Amount due from related parties	$ 663		$ 21,583	$ 62,709
CorLyst, LLC [Member]
Rent and other costs reimbursements received	79,058	$ 80,447
Prepaid Reimbursement	25,727
Amount due from related parties	$ 0		$ 21,583